Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,774,000
Previously Paid Amount	0.00
Total Fee Amount	271.60
Total Offset Amount	0.00
Net Fee	271.60
Narrative - Max Aggregate Offering Price	$ 1,774,000
Final Prospectus	true